Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Short-term benefits	₩ 109,546	₩ 119,658	₩ 115,618
Long-term benefits	15,288	13,562	13,400
Retirement benefits	16,238	21,231	21,658
Compensation to key management	₩ 141,072	₩ 154,451	₩ 150,676